Document and Entity Information	12 Months Ended
Jul. 31, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2011
Registrant Name	LEGG MASON PARTNERS INCOME TRUST
Central Index Key	0000764624
Amendment Flag	false
Document Creation Date	Jul. 31, 2012
Document Effective Date	Jul. 31, 2012
Prospectus Date	Jul. 31, 2012